Note 5 - EverOn Energy Joint Venture and Consolidation of Variable Interest Entity - Pro Forma Information 1 (Details) - EverOn Energy LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue	$ 0	$ 311
Net Income / (loss)	$ (10,486)	$ 16,838